UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

655 9th Street,

Des Moines, IA 50309

(Address of principal executive offices)(Zip code)

Principal Management Corporation,

655 9th Street,

Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-247-6783

Date of fiscal year end: June 30, 2016

Date of reporting period: December 31, 2015

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2015

PRIVACY NOTICE
This Notice is provided on behalf of the following
companies of the Principal Financial Group:
Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

•	people who own or apply for our products or services for personal use.

•	employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

•	Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.

•	Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.

•	Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.

•	Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

•	to assist us in providing service;

•	to help design and improve products; or

•	with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

•	in response to a subpoena,

•	to prevent fraud,

•	to comply with inquiries from government agencies or other regulators, or

•	for other legal purposes.

We also may share personal information:

•	with others that service your accounts, or that perform services on our behalf;

•	with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and

•	with other companies with your consent, at your request or as allowed by law.

MM 2458-12	01/2014	Page 1 of 2	F445PS-14

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

•	when needed to service your policies, accounts, claims or contracts;

•	when laws protecting your privacy permit it; or

•	when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-12	01/2014	Page 2 of 2	F456PS-14

CALIFORNIA PRIVACY NOTICE
This Notice is provided on behalf of the following
companies of the Principal Financial Group:
Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

•	own or apply for our products or services for personal use.

•	are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

•	Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.

•	Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.

•	Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.

•	Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

•	to assist us in servicing your account;

•	to protect against potential identity theft or unauthorized transactions;

•	to comply with inquiries from government agencies or other regulators, or for other legal purposes;

•	with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

•	when needed to service your policies, accounts, claims or contracts;

•	when laws protecting your privacy permit it; or

•	when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

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MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

BB 9338-11	01/2014	Page 2 of 2	F456CA-11

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statement of Assets and Liabilities

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

Investment in securities — at cost	$31,996,891

Assets
Investment in securities — at value	$29,564,268
Cash	51,054
Receivables:
Dividends and interest	336,796
Prepaid expenses	48,412

Total Assets	30,000,530

Liabilities
Accrued management and investment advisory fees	7,378
Accrued listing fees	3,291
Accrued transfer agent fees	7,669
Accrued custodian fees	1,134
Accrued professional fees	590
Accrued other expenses	5,464

Total Liabilities	25,526

Net Assets Applicable to Outstanding Shares	$29,975,004

Net Assets Consist of:
Capital shares and additional paid-in-capital	$32,793,508
Accumulated undistributed (overdistributed) net investment income (loss)	47,559
Accumulated undistributed (overdistributed) net realized gain (loss)	(433,424)
Net unrealized appreciation (depreciation) of investments	(2,432,623)
Net unrealized appreciation (depreciation) of translation of assets and liabilities in foreign currency	(16)

Total Net Assets	$29,975,004

Net Asset Value Per Share:
Net Assets	$29,975,004
Shares Issued and Outstanding	825,000
Net Asset Value per share	$36.33

See accompanying notes.	1

Statement of Operations

Principal EDGE Active Income ETF

For the period ending December 31, 2015 (a) (unaudited)

Net Investment Income (Loss)
Income:
Dividends	$291,576
Withholding tax	(2,254)
Interest	609,827

Total Income	899,149
Expenses:
Management and investment advisory fees	103,579
Listing fees	3,291
Registration fees	2,157
Transfer agent fees	7,669
Custodian fees	1,134
Audit fees	10,176
Trustee fees	1,330
Professional fees	590
Insurance	53,232
Other expenses	2,156

Total Gross Expenses	185,314
Less: Reimbursement from Manager	67,927

Total Net Expenses	117,387

Net Investment Income (Loss)	781,762

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	(434,223)
Foreign currency transactions	799
Change in unrealized appreciation/depreciation of:
Investments	(2,432,623)
Foreign currency transactions	(16)

Net Realized and Unrealized Gain (Loss) on Investments	(2,866,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,084,301)

(a)	Period from May 21, 2015, date of the initial investment in the fund, through December 31, 2015.

See accompanying notes.	2

Statement of Changes

Principal EDGE Active Income ETF

Period ended December 31, 2015 (a) (unaudited)

Operations
Net investment income (loss)	$781,762
Net realized gain (loss) on investments	(433,424)
Change in unrealized appreciation/depreciation of investments and foreign currency	(2,432,639)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,084,301)

Dividends and Distributions to Shareholders
From net investment income	(734,203)

Total Dividends and Distributions	(734,203)

Capital Share Transactions
Net increase (decrease) in capital share transactions	32,793,508

Total Increase (Decrease) in Net Assets	29,975,004

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$29,975,004

Undistributed (overdistributed) net investment income (loss)	$47,559

Capital Share Transactions
Dollars:
Sold	$32,793,508
Shares:
Sold	825,000

(a)	Period from May 21, 2015, date of the initial investment in the fund, through December 31, 2015.

See accompanying notes.	3

Notes to Financial Statements

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one series, the Principal EDGE Active Income ETF (the “Fund”). The Fund is “diversified,” and as such, the Fund’s investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as “Shares.”

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. The Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Fund are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”) and in equity securities. In pursuing its strategies, the Fund invests in a diversified portfolio of a broad range of instruments. Edge Asset Management, Inc. (“Edge”), one of the Fund’s Sub-Advisors, actively and tactically allocates the Fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that Edge believes favors one asset class over another. Based on the analysis of various economic indicators, Edge will increase the allocation to the asset class that it believes will have a higher probability of achieving the Fund’s objective of providing current income. The Fund actively trades portfolio securities.

An initial investment in the Fund was made on May 21, 2015. The Fund commenced operations on July 7, 2015.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund.

Security Valuation. The Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine a net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which

Notes to Financial Statements

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

2. Significant Accounting Policies (continued)

may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended December 31, 2015, the Fund did not record any such tax benefit or expense in the accompanying financial statements.

3. Operating Policies

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

4. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, and municipal bonds.

Level 3 — Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

4. Fair Valuation (continued)

The beginning of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Fund did not have a Level 3 balance.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s securities carried at value:

Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal Exchange-Traded Funds — Principal EDGE Active Income ETF
Common Stocks*	$10,873,990	$—	$—	$10,873,990
Preferred Stocks*	1,316,429	—	—	1,316,429
Corporate Bonds & Notes*	—	17,373,849	—	17,373,849

Total investments in securities	$12,190,419	$17,373,849	$—	$29,564,268

*	For additional detail regarding sector classifications, please see the Schedule of Investments.

For more information regarding the Fund and its holdings, please see the Fund’s prospectus.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Advisor (Principal Management Corporation) computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Fund. The management fee schedule for the Fund is as follows:

	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Principal EDGE Active Income ETF	0.75%	0.73%	0.71%	0.70%

6. Investment Transactions

For the period ended December 31, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Fund was as follows:

	Purchases	Sales
Principal EDGE Active Income ETF	$38,928,801	$6,528,998

7. Federal Tax Information

Federal Income Tax Basis. At December 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund was as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Apprec(Deprec)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$303,428	$2,736,051	$(2,432,623)	$31,996,891

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

COMMON STOCKS — 36.28%	Shares Held	Value
Aerospace & Defense — 0.70%
Lockheed Martin Corp	961	$208,681

Banks — 1.40%
Bank of Nova Scotia/The	4,926	199,207
PacWest Bancorp	5,109	220,198

		$419,405

Chemicals — 0.87%
EI du Pont de Nemours & Co	3,901	259,807

Coal — 1.19%
Alliance Resource Partners LP	26,426	356,487

Computers — 0.78%
Apple Inc	2,213	232,940

Diversified Financial Services — 3.08%
AllianceBernstein Holding LP	17,563	418,877
BGC Partners Inc	14,943	146,591
Blackstone Group LP/The	12,190	356,436

		$921,904

Electric — 2.28%
Allete Inc	3,966	201,592
WEC Energy Group Inc	4,704	241,362
Xcel Energy Inc	6,680	239,879

		$682,833

Electronics — 0.69%
Garmin Ltd	5,539	205,885

Food — 0.72%
Kraft Heinz Co/The	2,976	216,534

Housewares — 0.43%
Tupperware Brands Corp	2,296	127,772

Insurance — 0.34%
MetLife Inc	2,138	103,073

Investment Companies — 2.20%
Ares Capital Corp	17,044	242,877
Oaktree Capital Group LLC	8,755	417,789

		$660,666

Machinery — Diversified — 0.86%
Deere & Co	3,393	258,784

Oil & Gas — 0.74%
Exxon Mobil Corp	2,863	223,171

Pharmaceuticals — 2.95%
Abbott Laboratories	5,402	242,604
Johnson & Johnson	2,280	234,202
Merck & Co Inc	4,075	215,241
Pfizer Inc	5,935	191,582

		$883,629

Pipelines — 6.77%
EnLink Midstream Partners LP	31,539	522,917
Enterprise Products Partners LP	19,162	490,164
Magellan Midstream Partners LP	7,462	506,819
Phillips 66 Partners LP	5,248	322,227
Targa Resources Partners LP	11,372	187,979

		$2,030,106

Private Equity — 1.18%
KKR & Co LP	22,680	353,581

Publicly Traded Investment Fund — 0.77%
iShares US Preferred Stock ETF	2,300	89,355
SPDR Barclays High Yield Bond ETF	4,200	142,422

		$231,777

REITS — 6.01%
American Capital Agency Corp	14,883	258,071
Annaly Capital Management Inc	27,616	259,038
Colony Capital Inc	14,670	285,772
Digital Realty Trust Inc	3,265	246,899
EPR Properties	4,252	248,530
Medical Properties Trust Inc	22,549	259,539
Omega Healthcare Investors Inc	6,938	242,691

		$1,800,540

COMMON STOCKS (continued)	Shares Held	Value
Semiconductors — 0.87%
Microchip Technology Inc	5,608	$260,996

Telecommunications — 0.80%
BCE Inc	6,246	241,220

Toys, Games & Hobbies — 0.65%
Hasbro Inc	2,883	194,199

TOTAL COMMON STOCKS		$10,873,990
PREFERRED STOCKS — 4.39%	Shares Held	Value
Banks — 0.17%
Goldman Sachs Group Inc/The	1,000	25,990
Merrill Lynch Capital Trust II	1,000	25,450

		$51,440

Diversified Financial Services — 0.26%
General Electric Capital Corp 4.88%	2,000	51,360
Morgan Stanley Capital Trust III	1,000	25,480

		$76,840

Electric — 1.02%
BGE Capital Trust II 6.20%	4,000	103,760
Entergy Arkansas Inc 5.75%	4,000	102,440
NextEra Energy Capital Holdings Inc 5.13%; Series I	4,000	99,800

		$306,000

Insurance — 0.34%
Prudential Financial Inc 5.75%	4,000	103,040

Media — 0.30%
Comcast Corp 5.00%	3,500	89,810

REITS — 1.89%
CubeSmart	500	13,075
Digital Realty Trust Inc 7.38%; Series H	5,000	134,500
Hospitality Properties Trust 7.13%; Series D	4,500	116,325
Kimco Realty Corp 6.00%; Series I	4,000	103,480
Ventas Realty LP / Ventas Capital Corp 5.45%	2,500	65,275
Vornado Realty Trust 6.63%; Series I	5,200	132,444

		$565,099

Telecommunications — 0.41%
Qwest Corp 6.13%	5,000	124,200

TOTAL PREFERRED STOCKS		$1,316,429
CORPORATE BONDS & NOTES — 57.96%	Principal Amount	Value
Banks — 3.27%
Bank of America Corp
8.00%, 01/30/2018 (a)	$500,000	$508,750
JP Morgan Chase & Co
5.15%, 05/01/2023 (a)	500,000	472,500

		$981,250

Beverages — 2.60%
Innovation Ventures LLC / Innovation Ventures Finance Corp
9.50%, 08/15/2019 (b)	750,000	778,125

Commercial Services — 1.67%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	500,000	501,250

Diversified Financial Services — 2.31%
Jefferies Group LLC
6.25%, 01/15/2036	750,000	692,822

Electric — 1.29%
PPL Capital Funding Inc
6.70%, 03/30/2067 (a)	500,000	386,250

Environmental Control — 2.52%
ADS Waste Holdings Inc
8.25%, 10/01/2020	750,000	755,625

See accompanying notes.	8

Schedule of Investments

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Food — 0.87%
Post Holdings Inc
7.38%, 02/15/2022	$250,000	$260,625

Healthcare — Services — 6.93%
HCA Inc
5.88%, 05/01/2023	450,000	461,250
HealthSouth Corp
5.75%, 09/15/2025 (b)	250,000	232,500
Tenet Healthcare Corp
8.13%, 04/01/2022	750,000	748,125
Vantage Oncology LLC / Vantage Oncology Finance Co
9.50%, 06/15/2017 (b)	750,000	633,750

		$2,075,625

Home Builders — 2.37%
Pulte Group Inc
6.38%, 05/15/2033	700,000	710,500

Insurance — 2.30%
MetLife Capital Trust X
9.25%, 04/08/2068 (b)	500,000	690,000

Iron & Steel — 3.49%
Allegheny Technologies Inc
7.63%, 08/15/2023	750,000	442,500
ArcelorMittal
7.25%, 02/25/2022	750,000	603,750

		$1,046,250

Lodging — 1.71%
Boyd Gaming Corp
6.88%, 05/15/2023	500,000	513,750

Media — 6.38%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	500,000	513,750
CSC Holdings LLC
6.75%, 11/15/2021	500,000	491,250
DISH DBS Corp
5.88%, 11/15/2024	450,000	400,500
Time Warner Cable Inc
6.55%, 05/01/2037	500,000	505,993

		$1,911,493

Mortgage Backed Securities — 10.34%
Citigroup Commercial Mortgage Trust 2015-GC29
4.16%, 04/10/2048 (a)	750,000	700,743
COMM 2015-CCRE22 Mortgage Trust
4.13%, 03/10/2048 (a)	500,000	475,056
GS Mortgage Securities Trust 2013-GC14
4.51%, 08/10/2046 (a),(b)	360,000	383,294
JP Morgan Chase Commercial Mortgage Securities Corp
4.42%, 12/15/2047 (a),(b)	750,000	688,138
WFRBS Commercial Mortgage Trust 2013-C14
4.00%, 06/15/2046 (a),(b)	500,000	448,556
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/2057 (a),(b)	500,000	403,372

		$3,099,159

Office & Business Equipment — 2.62%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	750,000	785,625

Oil & Gas — 1.49%
Linn Energy LLC / Linn Energy Finance Corp
6.25%, 11/01/2019	500,000	82,500
Whiting Petroleum Corp
5.75%, 03/15/2021	500,000	364,500

		$447,000

Oil & Gas Services — 2.57%
Exterran Partners LP / EXLP Finance Corp
6.00%, 04/01/2021	500,000	411,250

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Oil & Gas Services (continued)
Weatherford International Ltd
4.50%, 04/15/2022	$500,000	$360,000

		$771,250

Telecommunications — 3.23%
Sprint Corp
7.88%, 09/15/2023	750,000	563,250
T-Mobile USA Inc
6.38%, 03/01/2025	400,000	404,000

		$967,250

TOTAL CORPORATE BONDS & NOTES		$17,373,849
Total Investments		$29,564,268
Other Assets in Excess of Liabilities — 1.37%		$410,736

TOTAL NET ASSETS — 100%		$29,975,004

(a)	Variable Rate. Rate shown is in effect at December 31, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,257,735 or 14.20% of net assets.

See accompanying notes.	9

Financial Highlights

Principal EDGE Active Income ETF

(unaudited)

For a share outstanding for the period ended December 31:

Net asset value, May 21, 2015 (1)	$40.00

Investment Operations:
Net investment income (loss) (2)	1.03
Net realized and change in unrealized gain (loss)	(3.76)

Total from investment operations	(2.73)

Dividends and Distributions to Stockholders from:
Net investment income	(0.94)

Total dividends and distributions to stockholders	(0.94)

Common Stock Transactions:
Net asset value, end of year	$36.33

Total Return: (3)	(6.83)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$29,975
Ratio of expenses to average net assets (4)(5)	0.85%
Ratio of gross expenses to average net assets (4)	1.34%
Ratio of net investment income (loss) to average net assets (4)	5.66%
Portfolio turnover rate	22.6%

(1)	There was no income, realized gain/loss or unrealized gain/loss for the fund between the initial investment on May 21, 2015 and the effective date and commencement of operations on July 8, 2015.
(2)	Calculated on average shares outstanding during the period.
(3)	Total return amounts have not been annualized.
(4)	Annualized.
(5)	Includes reimbursement from the Advisor.

See accompanying notes.	10

Shareholder Expense Example

Principal EDGE Active Income ETF

December 31, 2015 (unaudited)

As a shareholder of the Principal EDGE Active Income ETF, you incur certain types of costs including ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs.

The Example is based on an investment of $1,000 invested at the Fund’s inception and held for the entire period (July 8, 2015 to December 31, 2015).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Principal EDGE Active Income ETF*
Actual Fund Return	$1,000	$931.70	0.85%	$3.97
Hypothetical 5% Annual Return	$1,000	$1,020.07	0.85%	$4.15

*	The Fund commenced operations on July 8, 2015. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (177), then divided by the number of days in the year (366) to reflect the period.

Trustees and officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth Ballantine Trustee since 2014 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	121	Durango Herald, Inc; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. Trustee since 2014 Member, Audit Committee 1951	Retired.	121	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.

Craig Damos Trustee since 2014 Member, Audit Committee Member, 15(c) Committee 1954	President, The Damos Company. Formerly, CEO, The Weitz Company	121	Hardin Construction Company

Mark A. Grimmett Trustee since 2014 Member, Nominating and Governance Committee Member, 15(c) Committee Member, Executive Committee 1960	Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	121	None

Fritz S. Hirsch Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1951	CEO, MAM USA Formerly, President, Sassy, Inc.	121	Focus Products Group

Tao Huang Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1962	Formerly, Chief Operating Officer, Morningstar, Inc.	121	Armstrong World Industries, Inc.

Karen (“Karrie”) McMillan Trustee since 2014 Member, Operations Committee 1961	Managing Director, Patomak Global Partners, LLC. Formerly, General Counsel, Investment Company Institute	121	None

Elizabeth A. Nickels Trustee since September 2015 Member, Audit Committee 1962	Formerly, Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	121	Charlotte Russe; Follet Corporation; Herman Miller, Inc.; PetSmart; SpartanNash; Spectrum Health Systems

Daniel Pavelich Trustee since 2014 Member, Audit Committee 1944	Retired.	121	None

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael J. Beer Trustee since 2013 President, Chief Executive Officer Member, Executive Committee 1961	Executive Vice President, Principal Funds Distributor, Inc. (“PFD”) Vice President/Mutual Funds and Broker Dealer, Principal Life Insurance Company (“PLIC”) Director, Principal Management Corporation, (the “Manager”) President & Chief Executive Officer, the Manager since 2015 Executive Vice President/Chief Operating Officer, the Manager (2008-2015) Director, Princor President, Princor (2005-2015) Director, Principal Shareholder Services (“PSS”) since 2011 President, PSS since 2011	121	None

Nora M. Everett Trustee since 2013 Chairman Member, Executive Committee 1959	Director, Edge Asset Management, Inc. (“Edge”) (2008-2011) Director, Finisterre Capital LLP since 2011 Director, Origin Asset Management LLP since 2011 Chairman, Principal Financial Advisors, Inc. (“PFA”) since 2010 Chairman, PFD since 2011 Senior Vice President/Retirement and Investor Services, PLIC (2008-2015) President/Retirement and Investor Services, PLIC since 2015 Chairman, the Manager since 2011 President, the Manager (2008-2015) Chairman, Princor since 2011 Chief Executive Officer, Princor (2009-2015) Chairman, PSS since 2011	121	None

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 711 High Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Jennifer A. Block Assistant Counsel and Assistant Secretary 711 High Street, Des Moines, IA 50392 1973	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, the Manager (2009-2013, 2014-present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Tracy Bollin Chief Financial Officer 711 High Street, Des Moines, IA 50392 1970

Chief Financial Officer, PFA since 2010

Assistant Controller, PFD (2007-2010)

Chief Financial Officer, PFD since 2010

Chief Financial Officer, the Manager since 2010

Financial Controller, the Manager (2008-2010)

Assistant Controller, Princor (2009-2010)

Chief Financial Officer, Princor since 2010

Financial Controller, Princor (2008-2009)

Assistant Controller, PSS (2007-2010)

Chief Financial Officer, PSS since 2010

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011

Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011

Vice President/Treasurer, PGI since 2011

Vice President/Treasurer, PLIC since 2011

Vice President/Treasurer, the Manager since 2011

Vice President/Treasurer, Post since 2011

Vice President/Treasurer, Principal-REI since 2011

Vice President/Treasurer, Princor since 2011

Vice President/Treasurer, PSS since 2011

Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, PGI Counsel, PLIC

Layne A. Rasmussen Vice President and Controller 711 High Street, Des Moines, IA 50392 1958	Vice President/Controller — Principal Funds, the Manager

Greg Reymann Assistant Counsel 711 High Street, Des Moines, IA 50392 1958

Assistant General Counsel, PLIC since 2014

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014)

Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1979	Director — PMC Compliance, the Manager since 2015 Vice President and Chief Compliance Officer, the Manager since 2015 Compliance Officer, the Manager (2010-2013) Vice President, PSS since 2015

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Britney L. Schnathorst Assistant Counsel 711 High Street, Des Moines, IA 50392 1981	Counsel, PLIC since 2013 Prior thereto, Attorney in Private Practice

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, the Manager (2007-2013, 2014-present) Counsel, Princor (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013

Director — Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013

Director — Treasury, PFD (2011-2013)

Assistant Vice President/Treasury, PLIC

Assistant Vice President/Treasury, the Manager

Assistant Vice President/Treasury, Princor since 2013

Director — Treasury, Princor (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Vice President, the Manager (2007-2013) Vice President, Princor (2007-2009)

Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961	Associate General Counsel, AEGON USA Investment Management, LLC (2003-2012) Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated November 1, 2015, and the Statement of Additional Information dated November 1, 2015. These documents may be obtained free of charge by writing or telephoning Principal Exchange-Traded Funds c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. Telephone 1-800-787-1621.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at http://www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, at its September 16, 2015 meeting, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the management agreement and subadvisory agreements for the Principal EDGE Active Income ETF (the “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Trustees”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PETF, on behalf of the Fund; and (2) the Subadvisory Agreement between the Manager and each of Edge Asset Management, Inc. and Principal Global Investors, LLC (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including, among other information, information regarding advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisers. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadviser to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by all Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Fund under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Fund under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board noted that the Fund had commenced operations recently, therefore no performance information was considered.

Investment Management Fees

The Board considered the Fund’s management fee. The Board received information comparing the contractual management fee, actual management fee, non-management fees and total expense ratio for the Fund’s common shares to advisory fees and expense ratios of funds in an appropriate Lipper peer group.

In evaluating the management fee, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, total net expense ratios, profitability and expense caps.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for the Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to the Fund the services described in the applicable Advisory Agreements. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to the Subadvisers and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for the Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for the Fund under the applicable Management Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale.

Subadvisory Fees, Economies of Scale and Profitability

The Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board considered the profitability of the Subadvisers in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadviser from their relationships with the Fund. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for the Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of the Fund.

Principal Financial Group®, Des Moines, Iowa 50392-0001, www.PrincipalETFs.com

ALPS Distributors, Inc. is the distributor of the Principal EDGE Active Income ETF. ALPS Distributors, Inc and Principal Funds are not affiliated.

ETF4SAR-0 |  © 2015 Principal Financial Services,Inc. | 12/2015 | t15121501qj

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT    INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	2/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	2/24/2016

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date	2/24/2016